INVESTMENTS AVAILABLE-FOR-SALE	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS AVAILABLE-FOR-SALE
4.             INVESTMENTS AVAILABLE-FOR-SALE

Available-for-sale securities held by the Group at December 31, 2014 and 2013 were as follows:

	2014	2014	2013
	US$	RMB	RMB
	(In thousands)
Portfolio investment
Cost	13,156	80,500	30,000
Gross unrealized loss	-	-	-
Fair market value	13,156	80,500	30,000
Total investments available-for-sale	13,156	80,500	30,000